Related Party Transactions (Advisory Service Fee) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Advisory services fee	$ 10,216	$ 16,281	$ 25,515	$ 32,585	$ 63,632	$ 69,122	$ 53,199
Ashford Inc. | Affiliated Entity
Related Party Transaction [Line Items]
Advisory services fee	10,216	16,281	25,515	32,585	63,632	69,122	53,199
Ashford Inc. | Affiliated Entity | Base advisory fee
Related Party Transaction [Line Items]
Advisory services fee	8,557	9,362	17,474	18,351	36,269	35,526	34,650
Ashford Inc. | Affiliated Entity | Reimbursable expenses
Related Party Transaction [Line Items]
Advisory services fee	1,567	3,006	3,398	5,396	9,300	8,351	7,472
Ashford Inc. | Affiliated Entity | Equity-based compensation
Related Party Transaction [Line Items]
Advisory services fee	$ 92	$ 4,549	$ 4,643	$ 8,838	$ 18,063	$ 25,245	$ 11,077